Common Stock, Preferred Stock and Stockholders Equity - Schedule of capital stock (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Schedule Of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	800,000,000	800,000,000
Shares outstanding	5,024,293	2,724,649
Par value	$ 0.0001	$ 0.0001
Common Class B [Member]
Schedule Of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	20,000,000	20,000,000
Shares outstanding	0	0
Par value	$ 0.0001	$ 0.0001
Class E Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	2,250,000	2,250,000
Shares outstanding	0	153,680
Par value	$ 0.0001	$ 0.0001
Class M Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	300,000,000
Shares outstanding	5,406,586
Par value	$ 0.0001
Class O Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	800,000,000
Shares outstanding	0
Par value	$ 0.0001
Class V Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	300,000,000
Shares outstanding	0
Par value	$ 0.0001
Series A Preferred Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding	0	1,733,884